FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended:  December 31, 2009

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Mount Kellett Capital Management LP

         Address:  623 Fifth Avenue, 18th Floor
                   New York, NY  10022
         -------------------------------------------------------------


                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Scott Giardina
         -----------------------

Title:   Authorized Signatory
         -----------------------

Phone:   (212) 588-6100
         -----------------------


Signature, Place, and Date of Signing:

/s/ Scott Giardina                    New York, NY           February 16, 2010
---------------------------      ----------------------    ---------------------
[Signature]                          [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   5
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Form 13F Information Table Value Total:   $ 212,689 (thousands)
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List of Other Included Managers:          0

                           FORM 13F INFORMATION TABLE

                       Mount Kellett Capital Management LP
                                    FORM 13F
                               December 31, 2009


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    Column 1                   Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                               Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
A123 Sys Inc                     COM          03739T108     $36,604     1,631,191 SH        SOLE              1,631,191
CIT Group Inc                    COM NEW      125581801     $ 1,682        60,932 SH        SOLE                 60,932
Energy XXI (Bermuda) LTD         COM SHS      G10082108     $33,600    14,545,585 SH        SOLE             14,545,585
Huntsman Corp                    COM          447011107     $69,603     6,165,000 SH        SOLE              6,165,000
Sandridge Energy Inc             COM          80007P307     $71,200     7,550,384 SH        SOLE              7,550,384